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                          MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000


                                        May 1, 2006

VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Growth Opportunities Fund (the "Fund") (File Nos. 2-36431 and 811-2032)

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectus and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 46 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2006.

         Please call the undersigned at (617) 954-5064 or Jessica Rung at (617) 954-6149 with any questions you may have.

                                        Very truly yours,



                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Vice President & Senior Counsel

TMF/bjn